PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Schedule of prepayments and other current assets
	As of December 31
	2013	2014
Amounts due from employees	270	224
Prepayments to suppliers and other third parties	4,274	4,731
Prepaid expenses	927	298
Other receivables	2,046	2,156
	7,517	7,409